PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Global High Dividend
Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.3%
Australia : 2.0%
26,967
ASX Ltd.
$ 978,430
0.3
18,823
Computershare Ltd.
371,236
0.1
154,238  Insurance Australia
Group Ltd.
781,097
0.2
329,901
Medibank Pvt Ltd.
998,209
0.3
470,146
Scentre Group
1,084,781
0.3
264,294
Telstra Group Ltd.
975,671
0.3
172,301
Transurban Group
1,680,770
0.5
6,870,194
2.0
Belgium : 0.1%
2,426
D'ieteren Group
449,183
0.1
Canada : 4.7%
38,159
Bank of Nova Scotia
2,646,250
0.8
59,830  Canadian Natural
Resources Ltd.
2,918,600
0.9
9,983  Canadian Tire Corp. Ltd.
- Class A
1,342,549
0.4
22,637  CCL Industries, Inc. -
Class B
1,418,332
0.4
13,269
Stantec, Inc.
1,147,099
0.3
41,667
Suncor Energy, Inc.
2,755,935
0.8
32,701
Toronto-Dominion Bank
3,054,068
0.9
3,395
WSP Global, Inc.
528,371
0.2
15,811,204
4.7
Denmark : 0.6%
43,143
Danske Bank A/S
2,126,199
0.6
France : 2.9%
3,447
Air Liquide SA
712,493
0.2
53,123
AXA SA
2,441,096
0.7
21,042
BNP Paribas SA
2,004,547
0.6
6,222
Bureau Veritas SA
186,234
0.1
61,279
Carrefour SA
1,134,639
0.3
5,973
Danone SA
477,288
0.2
1,320
Ipsen SA
246,688
0.1
3,423
Safran SA
1,120,111
0.3
5,018
TotalEnergies SE
460,525
0.1
23,239
Veolia Environnement SA
885,085
0.3
9,668,706
2.9
Germany : 1.4%
49,443  Deutsche Telekom AG,
Reg
1,845,383
0.6
27,388  Fresenius SE & Co.
KGaA
1,421,328
0.4
2,523  Mercedes-Benz Group
AG
155,072
0.0
15,810
(1)
Scout24 SE
1,219,879
0.4
4,641,662
1.4
Hong Kong : 1.0%
15,400  Hong Kong Exchanges &
Clearing Ltd.
776,899
0.2
162,500  Power Assets Holdings
Ltd.
1,267,820
0.4
892,000
(1)
WH Group Ltd.
1,172,478
0.4
3,217,197
1.0
Ireland : 0.2%
79,361
AIB Group PLC
847,192
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Israel : 0.3%
42,655
Bank Leumi Le-Israel BM
$ 953,887
0.3
Italy : 0.7%
1,709  FinecoBank Banca
Fineco SpA
38,023
0.0
188,524
Intesa Sanpaolo SpA
1,140,177
0.3
12,315  Terna - Rete Elettrica
Nazionale
140,852
0.1
14,689
UniCredit SpA
1,053,850
0.3
2,372,902
0.7
Japan : 4.9%
99,300
Asahi Kasei Corp.
971,599
0.3
83,000
Astellas Pharma, Inc.
1,353,051
0.4
50,800  Central Japan Railway
Co.
1,320,860
0.4
26,400
Daiichi Sankyo Co. Ltd.
472,314
0.1
29,500  Daiwa House Industry
Co. Ltd.
925,502
0.3
74,300
ENEOS Holdings, Inc.
669,453
0.2
81,400
(2)
Japan Airlines Co. Ltd.
1,328,970
0.4
25,100  Japan Exchange Group,
Inc.
293,117
0.1
45,400
Japan Tobacco, Inc.
1,741,720
0.5
121,800
Kirin Holdings Co. Ltd.
1,937,374
0.6
118,800
(2)
Mitsubishi Chemical
Group Corp.
694,520
0.2
13,200
NEC Corp.
328,457
0.1
55,700
Nitto Denko Corp.
1,114,235
0.3
6,100
ORIX Corp.
180,995
0.0
34,500
Secom Co. Ltd.
1,314,133
0.4
812,300
(2)
Z Holdings Corp.
1,958,564
0.6
16,604,864
4.9
Netherlands : 1.9%
24,735
ASR Nederland NV
1,702,935
0.5
3,196
Heineken Holding NV
227,448
0.1
1,190
Heineken NV
91,533
0.0
6,224
ING Groep NV
161,555
0.0
407,857
Koninklijke KPN NV
2,273,254
0.7
25,214
NN Group NV
1,969,120
0.6
6,425,845
1.9
New Zealand : 0.1%
23,075  Fisher & Paykel
Healthcare Corp. Ltd.
500,346
0.1
Norway : 1.1%
66,752
DNB Bank ASA
2,088,581
0.6
26,010
Equinor ASA
1,108,140
0.3
18,017
Mowi ASA
409,775
0.1
5,472
Telenor ASA
96,240
0.1
3,702,736
1.1
Puerto Rico : 0.6%
15,595
Popular, Inc.
2,092,381
0.6
Singapore : 0.7%
210,000  CapitaLand Integrated
Commercial Trust
376,584
0.1
114,700
Singapore Exchange Ltd.
1,749,764
0.5
4,500  United Overseas Bank
Ltd.
128,816
0.1
2,255,164
0.7

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Spain : 1.2%
57,974
(1)(2)
Aena SME SA
$ 1,710,084
0.5
85,570
Repsol SA
2,408,677
0.7
4,118,761
1.2
Sweden : 0.5%
37,951
(2)
Swedbank AB - Class A
1,293,504
0.4
85,962
Telia Co. AB
440,407
0.1
1,733,911
0.5
Switzerland : 0.7%
19,642
ABB Ltd., Reg
1,597,051
0.5
4,788
Dufry AG, Reg
287,071
0.1
1,654
Galderma Group AG
325,067
0.1
2,209,189
0.7
United Kingdom : 4.2%
950
AstraZeneca PLC
185,762
0.1
43,038
(1)
Auto Trader Group PLC
269,377
0.1
67,240
BAE Systems PLC
1,971,364
0.6
133,617
Barclays PLC
699,278
0.2
47,897  British American Tobacco
PLC
2,780,826
0.8
178,000  CK Hutchison Holdings
Ltd.
1,366,333
0.4
43,444
Imperial Brands PLC
1,761,548
0.5
190,743
NatWest Group PLC
1,413,005
0.4
1,201
Next PLC
202,906
0.1
98,171  Rolls-Royce Holdings
PLC
1,491,446
0.4
114,273
Sage Group PLC
1,280,466
0.4
37,834
Smith & Nephew PLC
599,439
0.2
14,021,750
4.2
United States : 68.5%
21,834
AbbVie, Inc.
4,748,677
1.4
2,454
Accenture PLC - Class A
486,604
0.1
863
Acuity Brands, Inc.
241,830
0.1
213,852
ADT, Inc.
1,405,008
0.4
95,556
Aegon Ltd.
698,826
0.2
11,132
Allstate Corp.
2,308,109
0.7
35,497
Alphabet, Inc. - Class A
10,207,517
3.0
43,747
Altria Group, Inc.
2,886,865
0.9
3,158  American Electric Power
Co., Inc.
413,951
0.1
3,133
Ameriprise Financial, Inc.
1,392,305
0.4
7,438  AmerisourceBergen
Corp.
2,336,573
0.7
8,478
AMETEK, Inc.
1,817,344
0.5
982
Aon PLC - Class A
316,970
0.1
2,911
Applied Materials, Inc.
994,951
0.3
13,432
AptarGroup, Inc.
1,692,701
0.5
7,966
Assurant, Inc.
1,735,074
0.5
40,381
AT&T, Inc.
1,170,645
0.3
7,865  Automatic Data
Processing, Inc.
1,598,011
0.5
27,860
Avnet, Inc.
1,716,733
0.5
18,639
Axis Capital Holdings Ltd.
1,890,181
0.6
7,915  Bank of New York Mellon
Corp.
938,956
0.3
237
Booking Holdings, Inc.
997,846
0.3
46,863
Bristol-Myers Squibb Co.
2,842,241
0.8
55,843  Brixmor Property Group,
Inc.
1,608,278
0.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
11,654  Broadridge Financial
Solutions, Inc.
$ 1,893,542
0.6
10,553
Cardinal Health, Inc.
2,229,954
0.7
7,815  Cboe Global Markets,
Inc.
2,196,562
0.6
14,921
Charles Schwab Corp.
1,402,276
0.4
15,925  Chesapeake Energy
Corp.
1,748,247
0.5
854
Chord Energy Corp.
121,422
0.0
8,398
Cigna Group
2,240,167
0.7
10,666
Cintas Corp.
1,804,047
0.5
54,265
Cisco Systems, Inc.
4,210,421
1.2
23,891
Citigroup, Inc.
2,709,478
0.8
5,235  Citizens Financial Group,
Inc.
313,943
0.1
9,847
CME Group, Inc.
2,908,311
0.9
29,577
CNA Financial Corp.
1,358,176
0.4
57,361
Coca-Cola Co.
4,362,304
1.3
17,366  Cognizant Technology
Solutions Corp. - Class A
1,065,404
0.3
28,636
Colgate-Palmolive Co.
2,440,646
0.7
31,747  Commerce Bancshares,
Inc.
1,561,952
0.5
27,053  COPT Defense
Properties
827,822
0.2
988
Corteva, Inc.
82,706
0.0
2,343
Coterra Energy, Inc.
82,333
0.0
23,666
CVS Health Corp.
1,699,692
0.5
10,703
Delta Air Lines, Inc.
711,535
0.2
6,690
Digital Realty Trust, Inc.
1,205,605
0.4
18,121  Dolby Laboratories, Inc.
- Class A
1,088,347
0.3
345
Domino's Pizza, Inc.
123,783
0.0
20,926
Duke Energy Corp.
2,740,050
0.8
4,817
DuPont de Nemours, Inc.
220,619
0.1
364
Ecolab, Inc.
96,831
0.0
26,149
Edison International
1,913,584
0.6
28,439
Element Solutions, Inc.
970,908
0.3
3,122
Elevance Health, Inc.
913,966
0.3
4,712
Emerson Electric Co.
617,366
0.2
14,195
EOG Resources, Inc.
2,052,171
0.6
14,845
Evergy, Inc.
1,216,102
0.4
12,575
Eversource Energy
871,196
0.3
46,547
Exelon Corp.
2,281,734
0.7
1,129
Expedia Group, Inc.
260,675
0.1
8,396
Flowserve Corp.
617,190
0.2
9,093
Fortive Corp.
502,661
0.1
21,138
Fox Corp. - Class A
1,234,459
0.4
1,939
General Dynamics Corp.
665,504
0.2
8,170
General Motors Co.
608,665
0.2
50,418
Genpact Ltd.
1,878,071
0.6
13,224
Globe Life, Inc.
1,840,384
0.5
8,827
GSK PLC
243,142
0.1
15,080
H&R Block, Inc.
478,639
0.1
14,691
Hancock Whitney Corp.
934,201
0.3
10,824  Hanover Insurance
Group, Inc.
1,876,340
0.6
17,696  Hartford Financial
Services Group, Inc.
2,393,030
0.7
4,046
Holcim AG
334,450
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
3,938  Honeywell International,
Inc.
$ 890,106
0.3
1,270
Humana, Inc.
220,205
0.1
7,154
Intuit, Inc.
3,093,247
0.9
12,226  Jack Henry & Associates,
Inc.
1,932,197
0.6
27,611
Johnson & Johnson
6,749,233
2.0
53,205
KeyCorp
1,066,760
0.3
81,632
Kinder Morgan, Inc.
2,737,121
0.8
772
KLA Corp.
1,136,701
0.3
3,880
Lancaster Colony Corp.
536,720
0.2
12,262
Las Vegas Sands Corp.
660,677
0.2
12,161
Leidos Holdings, Inc.
1,891,279
0.6
1,440
Linde PLC
713,894
0.2
1,344
Lithia Motors, Inc.
335,624
0.1
13,582  Marsh & McLennan Cos.,
Inc.
2,355,798
0.7
1,979
McKesson Corp.
1,712,547
0.5
30,011
Medtronic PLC
2,600,453
0.8
8,398  Meta Platforms, Inc. -
Class A
4,804,748
1.4
22,931
MetLife, Inc.
1,621,680
0.5
4,757
Microsoft Corp.
1,760,899
0.5
102
MSCI, Inc.
54,979
0.0
19,781
National Fuel Gas Co.
1,858,623
0.5
6,818  National Retail
Properties, Inc.
286,561
0.1
17,578
NetApp, Inc.
1,799,811
0.5
24,635  New York Times Co. -
Class A
2,062,689
0.6
1,452
NewMarket Corp.
930,659
0.3
47,791
NiSource, Inc.
2,229,928
0.7
369
Northern Trust Corp.
51,501
0.0
941
Novartis AG, Reg
144,438
0.0
9,748
NVIDIA Corp.
1,700,051
0.5
19,268  Omega Healthcare
Investors, Inc.
844,324
0.2
7,065
OneMain Holdings, Inc.
377,907
0.1
25,532
ONEOK, Inc.
2,307,838
0.7
11,397
Paycom Software, Inc.
1,385,191
0.4
4,330
PayPal Holdings, Inc.
195,846
0.1
22,738
PepsiCo, Inc.
3,530,984
1.0
123,380
Pfizer, Inc.
3,464,510
1.0
82,337
PG&E Corp.
1,446,661
0.4
5,595  Philip Morris International,
Inc.
925,077
0.3
27,595  Portland General Electric
Co.
1,456,188
0.4
4,694
Primerica, Inc.
1,175,753
0.3
20,063
Procter & Gamble Co.
2,897,900
0.9
11,287
Qualcomm, Inc.
1,453,540
0.4
11,533  Raytheon Technologies
Corp.
2,224,716
0.7
21,149
Regency Centers Corp.
1,600,133
0.5
8,355
Ross Stores, Inc.
1,809,944
0.5
2,695
RPM International, Inc.
267,883
0.1
70,282  Sabra Health Care REIT,
Inc.
1,351,523
0.4
11,978
Sanofi
1,156,719
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
10,542  Simon Property Group,
Inc.
$ 1,966,399
0.6
17,142
SLM Corp.
367,010
0.1
27,862  SS&C Technologies
Holdings, Inc.
1,882,635
0.6
3,162
STERIS PLC
699,213
0.2
2,268
Stryker Corp.
745,242
0.2
20,123
Synchrony Financial
1,368,766
0.4
9,388
Textron, Inc.
822,013
0.2
20,627
TJX Cos., Inc.
3,294,132
1.0
11,394
T-Mobile US, Inc.
2,393,082
0.7
13,040  Tradeweb Markets, Inc. -
Class A
1,534,286
0.4
18,008
Travel + Leisure Co.
1,245,974
0.4
43,034
Truist Financial Corp.
1,978,273
0.6
24,256
UGI Corp.
883,404
0.3
16,432  UL Solutions, Inc. - Class
A
1,408,387
0.4
11,923
Union Pacific Corp.
2,892,758
0.9
26,301
Unum Group
1,920,762
0.6
48,092
US Bancorp
2,501,265
0.7
2,055
Valero Energy Corp.
507,749
0.1
9,576
Ventas, Inc.
783,125
0.2
21,449
Veralto Corp.
1,896,521
0.6
6,620
VeriSign, Inc.
1,644,143
0.5
51,075  Verizon Communications,
Inc.
2,563,965
0.8
2,343  Watts Water
Technologies, Inc. - Class
A
680,150
0.2
39,755
Williams Cos., Inc.
2,893,369
0.9
231,281,198
68.5
Total Common Stock
(Cost $310,319,142)
331,904,471
98.3
EXCHANGE-TRADED FUNDS : 1.0%
13,143  iShares MSCI EAFE
Value ETF
977,182
0.3
10,984  iShares Russell 1000
Value ETF
2,346,951
0.7
3,324,133
1.0
Total Exchange-Traded
Funds
(Cost $3,257,386)
3,324,133
1.0
PREFERRED STOCK : 0.1%
Germany : 0.1%
2,944
Volkswagen AG
301,151
0.1
Total Preferred Stock
(Cost $324,250)
301,151
0.1
Total Long-Term
Investments
(Cost $313,900,778)
335,529,755
99.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.1%
Repurchase Agreements : 1.6%
761,946
(3)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/31/2026, 3.690%, due
04/01/2026 (Repurchase
Amount $762,023,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
6.869%, Market
Value plus accrued
interest $777,185, due
11/30/27-10/20/75)
$ 761,946
0.2
284,187
(3)
Citigroup Global Markets
Inc., Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase Amount
$284,215, collateralized
by various U.S.
Government Securities,
4.250%, Market Value
plus accrued interest
$289,871, due 05/15/35)
284,187
0.1
1,393,527
(3)
Daiwa Capital Markets
America Inc., Repurchase
Agreement dated
03/31/2026, 3.670%, due
04/01/2026 (Repurchase
Amount $1,393,667,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-7.000%, Market
Value plus accrued
interest $1,421,398, due
05/12/27-02/20/66)
1,393,527
0.4
88,949
(3)
Daiwa Capital Markets
America Inc., Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase Amount
$88,958, collateralized
by various U.S.
Government Securities,
0.000%-4.750%, Market
Value plus accrued
interest $90,728, due
05/07/26-05/15/55)
88,949
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,393,527
(3)
RBC Dominion Securities
Inc., Repurchase
Agreement dated
03/31/2026, 3.660%, due
04/01/2026 (Repurchase
Amount $1,393,667,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,421,398, due
05/05/26-01/15/66)
$ 1,393,527
0.4
1,350,798
(3)
State of Wisconsin
Investment Board,
Repurchase Agreement
dated 03/31/2026,
3.780%, due 04/01/2026
(Repurchase Amount
$1,350,938, collateralized
by various U.S.
Government Securities,
0.125%-3.875%, Market
Value plus accrued
interest $1,375,656, due
04/15/28-02/15/56)
1,350,798
0.4
Total Repurchase
Agreements
(Cost $5,272,934)
5,272,934
1.6
Time Deposits : 0.3%
140,000
(3)
Canadian Imperial Bank
of Commerce,
3.630
%,
04/01/2026 140,000
0.0
100,000
(3)
DZ Bank AG,
3.610
%,
04/01/2026 100,000
0.0
140,000
(3)
Landesbank Hessen
Thueringen Girozentrale,
3.640
%,
04/01/2026 140,000
0.0
140,000
(3)
Mizuho Bank Ltd.,
3.640
%,
04/01/2026 140,000
0.1
140,000
(3)
Royal Bank of Canada,
3.700
%,
04/01/2026 140,000
0.1
130,000
(3)
Societe Generale S.A.,
3.620
%,
04/01/2026 130,000
0.0
140,000
(3)
Toronto-Dominion Bank,
3.640
%,
04/01/2026 140,000
0.1
Total Time Deposits
(Cost $930,000)
930,000
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.2%
830,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.570%
(Cost $830,000) $ 830,000 0.2
Total Short-Term
Investments
(Cost $7,032,934)
$ 7,032,934
2.1
Total Investments in
Securities
(Cost $320,933,712) $ 342,562,689 101.5
Liabilities in Excess of
Other Assets (4,962,373) (1.5)
Net Assets $ 337,600,316 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of March 31, 2026.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 24.0%
Industrials 13.5
Health Care 11.8
Communication Services 9.9
Consumer Staples 8.7
Information Technology 7.0
Energy 6.7
Utilities 5.8
Consumer Discretionary 4.2
Real Estate 3.8
Materials 3.0
Exchange-Traded Funds 1.0
Short-Term Investments 2.1
Liabilities in Excess of Other Assets (1.5)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock
Australia $ 781,097 $ 6,089,097 $ — $ 6,870,194
Belgium — 449,183 — 449,183
Canada 15,811,204 — — 15,811,204
Denmark — 2,126,199 — 2,126,199
France — 9,668,706 — 9,668,706
Germany — 4,641,662 — 4,641,662
Hong Kong — 3,217,197 — 3,217,197
Ireland — 847,192 — 847,192
Israel — 953,887 — 953,887
Italy — 2,372,902 — 2,372,902
Japan — 16,604,864 — 16,604,864
Netherlands — 6,425,845 — 6,425,845
New Zealand — 500,346 — 500,346
Norway 96,240 3,606,496 — 3,702,736
Puerto Rico 2,092,381 — — 2,092,381
Singapore — 2,255,164 — 2,255,164
Spain 1,710,084 2,408,677 — 4,118,761
Sweden — 1,733,911 — 1,733,911
Switzerland — 2,209,189 — 2,209,189
United Kingdom — 14,021,750 — 14,021,750
United States 228,703,623 2,577,575 — 231,281,198
Total Common Stock 249,194,629 82,709,842 — 331,904,471
Exchange-Traded Funds 3,324,133 — — 3,324,133
Preferred Stock — 301,151 — 301,151
Short-Term Investments 830,000 6,202,934 — 7,032,934
Total Investments, at fair value $ 253,348,762 $ 89,213,927 $ — $ 342,562,689
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 29,862,879
Gross Unrealized Depreciation (8,233,902)
Net Unrealized Appreciation $ 21,628,977